Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bank Borrowings [Abstract]
Interest expense	$ 241,523	$ 247,615	$ 250,781